Shareholders’ Equity (Tables) - Warrant [Member]	12 Months Ended
Dec. 31, 2023
Shareholders’ Equity (Tables) [Line Items]
Schedule of Fair Value of Net Proceeds Received	The fair value of the warrants was RMB 108.5 million (USD 16.8 million), which was valued based on the Black-Scholes-Merton model and was recorded as additional paid-in capital from common stock based on the relative fair value of net proceeds received using the following assumptions:
Annual dividend yield	-
Expected life (years)	2.0
Risk-free interest rate	0.92%
Expected volatility	180.03%

Schedule of Warrants Outstanding and Exercisable	Following is a summary of the status of warrants outstanding and exercisable as of December 31, 2023:
	Warrants	Weighted Average Exercise Price
Warrants outstanding, as of December 31, 2020	4,469,334	$8.6
Issued	-	-
Exercised	-	-
Expired	-	-
Warrants outstanding, as of December 31, 2021	4,469,334	$8.6
Issued	-	-
Exercised	-	-
Expired	-	-
Warrants outstanding, as of December 31, 2022	4,469,334	$8.6
Issued	-	$-
Exercised	-	-
Expired	(4,469,334)	$8.6
Warrants outstanding, as of December 31, 2023	-	$-
Warrants exercisable, as of December 31, 2023	-	$-